Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 3,730	¥ 2,696		¥ 2,457
Accumulated amortization	(1,710)	(1,074)		(694)
Net book amount	2,020	1,622		1,763
Opening net book amount	1,622	1,763
Additions	889	237
Business combination	146	56
Amortization charge	(637)	(434)	¥ (291)
Closing net book amount	2,020	1,622	1,763
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,340	1,340		1,340
Accumulated amortization	(519)	(403)		(287)
Net book amount	821	937		1,053
Opening net book amount	937	1,053
Amortization charge	(116)	(116)
Closing net book amount	821	937	1,053
Copyrights
Disclosure Of Intangible Assets [Line Items]
Cost	1,554	544		285
Accumulated amortization	(524)	(170)		(13)
Net book amount	1,030	374		272
Opening net book amount	374	272
Additions	876	225
Business combination	145	34
Amortization charge	(365)	(157)
Closing net book amount	1,030	374	272
Supplier Resources
Disclosure Of Intangible Assets [Line Items]
Cost	335	335		335
Accumulated amortization	(226)	(175)		(123)
Net book amount	109	160		212
Opening net book amount	160	212
Amortization charge	(51)	(52)
Closing net book amount	109	160	212
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	185	185		238
Accumulated amortization	(181)	(141)		(152)
Net book amount	4	44		86
Opening net book amount	44	86
Amortization charge	(40)	(42)
Closing net book amount	4	44	86
Non Compete Agreement
Disclosure Of Intangible Assets [Line Items]
Cost	156	156		134
Accumulated amortization	(138)	(104)		(71)
Net book amount	18	52		63
Opening net book amount	52	63
Business combination		22
Amortization charge	(34)	(33)
Closing net book amount	18	52	63
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	160	136		125
Accumulated amortization	(122)	(81)		(48)
Net book amount	38	55		¥ 77
Opening net book amount	55	77
Additions	13	12
Business combination	1
Amortization charge	(31)	(34)
Closing net book amount	¥ 38	¥ 55	¥ 77